SEGMENT REPORTING (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF LONG-LIVED ASSETS

The Company primarily operates in the PRC and substantially all of the Company’s long-lived assets are located in the PRC.

	For the Six months ended June 30
	2025	2024
	(Unaudited)	(Unaudited)
Revenues	$214,039	$365,975
Less:
Cost of revenues (i)	485,697	2,024,154
Cost of revenue – idle capacity (ii)		12,248
Provision for credit losses	23,132	141,639
Reversal for obsolete inventory	(270,800)	(1,203,131)
Reversal for warranty liability	(153,845)	-
Staff cost	277,819	433,815
Lease expense	820,287	786,835
Depreciation and amortization expense	60,221	724,050
Professional fee	1,023,521	732,673
Relocation and demolition fees	3,000
Interest expense	203,628	155,821
Charges of legal compensation and contract default penalty expense	115,152
Other segment items*	281,704	343,254

Segment net loss	(2,655,477)	(3,785,383)

Consolidated net loss	$(2,655,477)	$(3,785,383)

Consolidated total assets	$27,187,528	$35,379,424

(i)	Cost of revenues excludes provision of obsolete inventory, staff cost, depreciation and amortization expense, and lease expense which are separately listed above.

(ii)	Cost of revenue – idle capacity excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above, which was calculated by the monthly actual expenses times (x) monthly capacity utilization ratio.

*	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).

The Company primarily operates in the PRC and substantially all of the Company’s long-lived assets are located in the PRC.

	For the Years Ended December 31
	2024	2023	2022

Revenues	$386,940	$3,162,739	$6,815,548
Less:
Cost of revenues (i)	513,577	2,780,959	4,458,501
Cost of revenue – idle capacity (ii)	83,636	675,678	569,618
Reversal from and provision for credit losses	2,763,188	(301,002)	1,211,221
Provision for and reversal from obsolete inventory	(773,119)	184,712	323,802
Provision for and reversal from warranty liability	(674,122)	42,176	256,433
Staff cost	868,477	2,884,221	2,635,621
Lease expense	1,601,458	1,619,897	2,117,011
Depreciation and amortization expense	1,713,096	1,385,840	1,998,487
Impairment loss of property, plant and equipment	10,350,589
Professional fee	2,266,197	-	-
Relocation and demolition fees	-	-	225,327
Interest expense	343,461	99,229	526,999
Charges of legal compensation and contract default penalty expense	436,809	30,295	1,007,950
Earnout shares	9,000,000	-
Income tax expense	-	-	2,208
Other segment items*	2,007,197	1,206,735	1,250,742

Segment net loss	(30,113,504)	(7,446,001)	(9,768,372)

Consolidated net loss	$(30,113,504)	$(7,446,001)	$(9,768,372)

Consolidated total assets	$26,631,087	$37,503,085	$44,546,820

(i)	Cost of revenues excludes provision of obsolete inventory, staff cost, depreciation and amortization expense, and lease expense which are separately listed above.

(ii)	Cost of revenue – idle capacity excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above, which was calculated by the monthly actual expenses times (x) monthly capacity utilization ratio.

*	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).